SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Weighted average assumptions used in estimating the fair value of stock options (USD $)	3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Oct. 31, 2014	Oct. 31, 2013
Weighted average assumptions used in estimating the fair value of stock options [Abstract]
Weighted average fair value at grant date (in Dollars per share)	$ 0.09	$ 0.17	$ 0.23	$ 0.17
Valuation assumptions:
Expected life ( years)	5 years 109 days	5 years 251 days	5 years 292 days	5 years 94 days
Expected volatility	114.30%	115.40%	115.30%	116.50%
Risk-free interest rate	1.60%	1.76%	1.82%	0.73%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%